Transactions with Related Parties (DWM) (Narrative) (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) Vessels	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Equity method investments	$ 5,269,000		$ 506,000
Due to related parties, current	195,000		136,000
Gain/(loss) from equity method investments	244,000	$ 767,000
Management fees to related party	647,000	228,000
Due from related parties (Note 2(c) and (e))	181,000		216,000
Provision for credit loss	$ 0	133,000
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	50.00%
Equity method investments	$ 708,000		506,000
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Gain/(loss) from equity method investments	202,000	767,000
Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Management fees to related party	$ 647,000	228,000
Number of vessels under new management agreements | Vessels	6
Commissions charged by a related party (Note 4(d))	$ 194,000	$ 83,000
Due from related parties (Note 2(c) and (e))	156,000		$ 216,000
Diana Wilhelmsen Management Limited [Member] | Advances For Vessel Acquisitions And Vessels, Net [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Management fees to related party	$ 19,000